UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21644
                                                     ---------

                Credit Suisse Alternative Capital Multi-Strategy
                             Institutional Fund, LLC
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                11 Madison Avenue
                               New York, NY 10010
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-325-2000
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                    Date of reporting period: March 31, 2008
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.






    CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

                        CONSOLIDATED FINANCIAL STATEMENTS

                        FOR THE YEAR ENDED MARCH 31, 2008

    CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC
                        CONSOLIDATED FINANCIAL STATEMENTS



                                    CONTENTS


Report of Independent Registered Public Accounting Firm......................  1

Consolidated Statement of Assets, Liabilities and Members' Capital ..........  2

Consolidated Statement of Operations ........................................  3

Consolidated Statement of Changes in Members' Capital .......................  4

Consolidated Statement of Cash Flows ........................................  5

Notes to Consolidated Financial Statements ..................................  6

Approval of Investment Advisory Agreements (unaudited) ...................... 13

Fund Management (unaudited) ................................................. 15

Other Information (unaudited) ............................................... 17

Financial Statements of Credit Suisse Alternative Capital Multi-Strategy
Master Fund, LLC ............................................................  I

[GRAPHIC OMITTED] PRICEWATERHOUSECOOPERS

--------------------------------------------------------------------------------

                                               |   PRICEWATERHOUSECOOPERS LLP
                                               |   PricewaterhouseCoopers Center
                                               |   300 Madison Avenue
                                               |   New York NY 10017
                                               |   Telephone (646) 471 3000
                                               |   Facsimile (813) 286 6000



            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Managers and Members of
Credit Suisse Alternative Capital Multi-Strategy Institutional Fund, LLC

In our opinion, the accompanying consolidated statement of assets, liabilities and member's capital and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Alternative Capital Multi-Strategy Institutional Fund, LLC (the "Fund") at March 31, 2008, the results of its operations and its cash flows for the year then ended, and the changes in its members' capital for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
May 30, 2008

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

CONSOLIDATED STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL AT
MARCH 31, 2008
--------------------------------------------------------------------------------

ASSETS

Investment in Credit Suisse Alternative
  Capital Multi-Strategy Master Fund, LLC,
    ("Master Fund"), at fair value                           $46,869,764
Cash                                                             291,226
Interest receivable                                                  153
Other assets                                                       1,500
                                                             -----------
       TOTAL ASSETS                                           47,162,643
                                                             -----------

LIABILITIES

Subscriptions received in advance                                197,500
Professional fees payable                                         45,030
Payable to Investment Adviser                                     26,252
Payable for fund units redeemed                                   14,672
Services fees payable                                             11,725
Accounting and administration fees payable                         9,630
Registration fees payable                                          7,598
Other liabilities                                                114,598
                                                             -----------
       TOTAL LIABILITIES                                         427,005
                                                             -----------

             MEMBERS' CAPITAL                                $46,735,638
                                                             ===========




Units Outstanding ($0.01 par value;
    unlimited number of units authorized)                    381,273.553
Net Asset Value per Unit (Offering and
    Redemption price per Unit)                               $    122.58


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------


NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND
       Interest                                                                      $  86,231
       Expenses                                                                       (319,663)
                                                                                     ---------
       NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND                                 (233,432)
                                                                                     ---------

FUND INVESTMENT INCOME (LOSS)
       Interest                                                                         16,377
                                                                                     ---------

       Expenses
          Withholding tax                                                              102,306
          Professional fees                                                             61,897
          Accounting and administration fees                                            46,750
          Registration fees                                                             35,353
          Services fees                                                                 26,062
          Board of Managers' fees                                                       13,500
          Investor servicing fees                                                       11,029
          Insurance fees                                                                 9,573
          Custody fees                                                                   4,237
          Other expenses                                                                20,838
                                                                                     ---------

             Total expenses                                                            331,545
                                                                                     ---------

       Net investment loss prior to reimbursement from Investment Adviser             (548,600)

       Reimbursement from Investment Adviser                                           137,077
                                                                                     ---------

NET INVESTMENT LOSS                                                                   (411,523)
                                                                                     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER FUND
       Net realized gain on investments allocated from Master Fund                   1,086,898
       Net change in unrealized appreciation/depreciation on investments
          allocated from Master Fund                                                  (687,033)
                                                                                     ---------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER FUND             399,865
                                                                                     ---------

NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                           $ (11,658)
                                                                                     =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

CONSOLIDATED STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                                                 FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                                                                   MARCH 31, 2008            MARCH 31, 2007
                                                                                 ------------------        ------------------
INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS
   Net investment loss                                                               $  (411,523)              $   (582,526)
   Net realized gain on investments allocated from Master Fund                         1,086,898                  1,255,987
   Net change in unrealized appreciation/depreciation on investments
     allocated from Master Fund                                                         (687,033)                 1,466,034
                                                                                     -----------               ------------

   NET INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                 (11,658)                 2,139,495
                                                                                     -----------               ------------


MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                              32,049,652                  3,103,531
   Capital withdrawals (Note 6)                                                         (293,446)               (39,774,509)
                                                                                     -----------               ------------

   INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM CAPITAL TRANSACTIONS        31,756,206                (36,670,978)
                                                                                     -----------               ------------

TOTAL INCREASE (DECREASE) IN MEMBERS' CAPITAL                                         31,744,548                (34,531,483)

MEMBERS' CAPITAL, BEGINNING OF YEAR                                                   14,991,090                 49,522,573
                                                                                     -----------               ------------
MEMBERS' CAPITAL, END OF YEAR                                                        $46,735,638               $ 14,991,090
                                                                                     ===========               ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------


INCREASE (DECREASE) IN CASH
CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES
   Net decrease in members' capital resulting from operations                        $    (11,658)
    Adjustments to reconcile net decrease in members' capital resulting from operations to net cash used by operating activities:
      Purchases of Master Fund                                                        (31,982,522)
      Sales of Master Fund                                                             29,433,096
      Increase in net payable to Investment Adviser                                        35,793
      Decrease in interest receivable                                                       2,062
      Increase in other assets                                                             (1,500)
      Decrease in professional fees payable                                                (2,024)
      Decrease in payable to affiliates                                                   (31,946)
      Increase in accounting and administration fees payable                                5,680
      Increase in services fees payable                                                    11,725
      Increase in registration fees payable                                                 5,635
      Increase in other liabilities                                                        99,252
      Net investment loss allocated from Master Fund                                      233,432
      Net realized and unrealized gain on investments allocated from Master Fund         (399,865)
                                                                                     ------------
      NET CASH USED BY OPERATING ACTIVITIES                                            (2,602,840)
                                                                                     ------------

CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES
   Capital contributions                                                               32,247,152
   Capital withdrawals                                                                (29,919,818)
                                                                                     ------------
       NET CASH PROVIDED BY FINANCING ACTIVITIES                                        2,327,334
                                                                                     ------------

NET DECREASE IN CASH                                                                     (275,506)
Cash at beginning of Year                                                                 566,732
                                                                                     ------------
Cash at end of Year                                                                  $    291,226
                                                                                     ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - MARCH 31, 2008
--------------------------------------------------------------------------------

1.   ORGANIZATION

Credit Suisse Alternative Capital Multi-Strategy Institutional Fund, LLC (the "Fund") was formed on December 15, 2004, in the State of Delaware, as a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is designed for investment primarily by tax-exempt and tax-deferred members. The Fund seeks to maximize its risk-adjusted performance by investing in pooled investment vehicles through investment of all or substantially all of its investable assets in the Credit Suisse Alternative Capital Multi-Strategy Offshore Institutional Fund, LDC (the "Offshore Fund"), a Cayman Islands limited duration company with the same investment objective as the Fund. The Offshore Fund will in turn invest substantially all of its assets in Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC (the "Master Fund"), which has the same objective as the Fund. The Master Fund seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Fund Managers"). The Offshore Fund will make no independent investment decisions and has no investment or other discretion over the investable assets. The Fund commenced operations on April 1, 2005 and its fiscal year ends March 31.

The Fund is managed by a Board of Managers ("Board") that is comprised of a majority of independent managers. The Board has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members").

The Master Fund is one of two master funds registered under the 1940 Act managed by the Board. Each of these master funds utilizes a master feeder fund structure in which there are two registered feeder funds investing in each of the master funds. In total there are six registered funds, including master funds and feeder funds, each registered under the 1940 Act, that are managed by the Board (the "Credit Suisse Funds"). In addition, there is one unregistered feeder fund (the "Private Fund") investing in the Master Fund.

The Fund owns 100% of the beneficial interests of the Offshore Fund. The value of the investment in the Master Fund included in the Consolidated Statement of Assets, Liabilities and Members' Capital reflects the Fund's proportionate beneficial interest in the members' capital of the Master Fund which was 25.37% at March 31, 2008. These consolidated financial statements represent the consolidation of the Fund and the Offshore Fund. Inter-company balances have been eliminated through consolidation.

On March 11, 2008, the Board approved a one-year extension of the investment advisory agreement between the Master Fund and Credit Suisse Alternative
Capital, Inc. (the "Investment Adviser"). The Investment Adviser, a Delaware corporation and an affiliate of Credit Suisse Securities (USA), LLC and Credit Suisse Asset Management Securities, Inc., is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Commodity Futures Trading Commission as a "commodity pool operator", and is a member of the National Futures Association. The Investment Adviser pursuant to the terms of the investment advisory agreement will direct the Master Fund's investment program. The Board has approved advisory agreements with the Investment Adviser relating to both of the master funds included in the Credit Suisse Funds.

The financial statements of the Master Fund, including its schedule of investments, are included elsewhere within this report and should be read in conjunction with the Fund's consolidated financial statements. Other funds managed by the Investment Adviser, whose financial statements are not presented here, also invest in the Master Fund.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make assumptions and use estimates that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

A.   VALUATION

The net asset value per unit of the Fund is determined by or at the direction of the Investment Adviser as of the last business day of each month in accordance with the valuation procedures set forth below or as may be determined by the Master Fund from time to time pursuant to policies established by the Board.

The Fund's investment in the Master Fund is considered to be illiquid and can only be redeemed periodically. In accordance with the established procedures, fair value of the Fund's investment in the Master Fund as of each month-end ordinarily is the value determined by the Master Fund as of such month-end for such investment in accordance with the Master Fund's valuation policies.

The Master Fund's valuation policies provide that the fair value it assigns for each of its pooled investment vehicles ("Portfolio Funds") ordinarily will be the value determined as of each such month-end for each Portfolio Fund in accordance with each Portfolio Fund's valuation policies and reported by each Portfolio Fund or each Portfolio Fund's administrator to the Master Fund or its administrator. Although procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to independently confirm the accuracy of valuation calculations provided by the Portfolio Fund Managers.

As a general matter, the fair value of the Fund's interest in the Master Fund represents the amount that the Fund could reasonably expect to receive from the Master Fund if its interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The value assigned to the Fund's investment in the Master Fund is based on available information and does not necessarily represent the amount that might ultimately be realized, as such amount depends on future circumstances and cannot reasonably be determined until the Master Fund investment is actually liquidated.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amount the Fund could realize in a current market exchange and the differences could be material to the consolidated financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Please see Note 2(a) to the financial statements of the Master Fund attached hereto for further discussion of the Master Fund's valuation policies.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.   INVESTMENT TRANSACTIONS, INCOME AND EXPENSES

Investment transactions are accounted for on the effective date (the date the subscription/redemption is effective). The Fund records its allocated share of the Master Fund's income, expenses and realized and unrealized gains and losses. Realized gains and losses and changes in unrealized appreciation and depreciation represent the Fund's share of such elements allocated from the Master Fund. In addition, the Fund accrues its own expenses as incurred. The Fund bears all expenses incurred in its business other than those that the Investment Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and administration fees; custodial fees; insurance; auditing and tax preparation fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

C.   INCOME TAXES

The Fund intends to operate as a partnership for Federal income tax purposes. Accordingly, no provision for Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss. On behalf of the Master Fund's foreign members, the Master Fund withholds and pays taxes on U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempt from withholding under the Internal Revenue Code and Regulations thereunder.

In June 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Management has determined that the adoption of the
Interpretation did not have a material impact to the Fund's financial statements. However, management's conclusions regarding the Interpretation will be subject to review and may be adjusted at a later date based on factors, including but not limited to, on-going analyses of changes in tax laws, regulations and interpretations thereof.

D.   CASH

Cash includes amounts held in an interest bearing overnight account. At March 31, 2008, the Fund held $291,226 in an interest bearing cash account at PNC Bank, an affiliate of the Master Fund's administrator (see Note 5).

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

--------------------------------------------------------------------------------

3.   NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement of Financial Accounting Standards 157, "Fair Value Measurements", ("Statement 157"), which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of Statement 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Statement 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which Statement 157 is initially applied. Management continues to evaluate the application of Statement 157 to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Fund's financial statements.

4.   ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

The Fund accepts subscriptions for units as of the first business day of each calendar month. Any amounts received in connection with the offer of units will be promptly placed in an escrow account with PFPC Inc., as the Fund's escrow agent, prior to their investment in the Fund. All subscriptions are subject to the receipt of cleared funds prior to the applicable subscription date as outlined in the subscription agreement in the full amount of the subscription. Although the Fund may accept, in its sole discretion, a subscription prior to receipt of cleared funds, a prospective Member may not become a Member until cleared funds have been received, and the prospective Member is not entitled to interest or performance returns until accepted as a Member.

Allocation periods begin on the day after the last day of the preceding allocation period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. Net profits or net losses of the Fund for each allocation period will be allocated among and credited to or debited from the capital accounts of the Members in accordance with their respective unit ownership for such fiscal period.

5.   TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER

The Investment Adviser has contractually agreed to limit total annualized expenses, excluding taxes withheld on U.S. source income (see Note 2(c)), of the Fund to 1.50% of average members' capital (the "Expense Limitation Agreement"). The Expense Limitation Agreement will automatically renew on an annual basis unless terminated. The Expense Limitation Agreement also covers the Fund's pro rata share of expenses incurred by the Master Fund, including the management fee paid to the Investment Adviser.

Pursuant to a Services Agreement by and between the Fund and the Investment Adviser, the Investment Adviser provides certain administrative services to the Fund and may charge the Fund a quarterly fee at an annual rate of 0.10% of the aggregate value of members' capital (the "Services Fee"). For the year ended March 31, 2008, the Fund incurred $26,062 of Services Fees of which $11,725 is payable to the Investment Adviser as of March 31, 2008.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

--------------------------------------------------------------------------------

5.   TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER (CONTINUED)

Credit Suisse Asset Management Securities, Inc. (the "Distributor") serves as distributor of units of limited liability company interests of the Fund. The Fund's units may be purchased through the Distributor or through broker/dealers that have entered into selling agreements with the Distributor. Purchases of Fund interests may be subject to a charge of up to 3.5%, subject to waivers for certain types of investors. The sales charge will be added to each prospective Member's purchase amount and will not constitute part of a Member's capital contribution to the Fund or part of the assets of the Fund.

All payables and receivables between the Investment Adviser and the Fund outstanding as of March 31, 2008, have subsequently been settled.

Each Board member who is not an employee of the Investment Adviser, or one of its affiliates, receives an annual retainer for his/her service to all of the Credit Suisse Funds of $15,000 plus a fee for each meeting attended. The Board expenses are allocated among the Credit Suisse Funds.

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Fund's administrator pursuant to the Administration Agreement between PFPC and the Fund. Under the Administration Agreement, PFPC provides administrative, accounting, investor services and regulatory administration services to the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of the Administration Agreement, the Fund pays PFPC a fee for services rendered. PFPC Trust Company, an affiliate of PNC Bank, N.A., serves as custodian of the Fund's assets and provides custodial services to the Fund.

At March 31, 2008, affiliates of the Investment Adviser, held an interest in the Fund's members' capital of $30,922,927.

The Fund does not charge a management fee. The Master Fund pays the Investment Adviser a monthly fee at an annual rate of 1.00% of the aggregate value of its outstanding member's capital determined as of the last day of each month and payable quarterly (before any repurchases of interest). Members in the Fund will indirectly bear an allocated portion of the management fee of the Master Fund.

6.   REPURCHASE OF MEMBERS' INTERESTS

The Fund may, at the sole discretion of the Board, offer from time to time to repurchase interests or portions of interests in the Fund from Members pursuant to written tenders by the Members. In determining whether the Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Adviser. The Investment Adviser expects that it will generally recommend to the Board that the Fund offer to repurchase a portion of the Members' interests quarterly as of the last business day of March, June, September and December.

Repurchases of Units held less than one year from the date of purchase will be subject to an early withdrawal charge of 2.00% calculated as a percentage of repurchase proceeds, which will remain in the Fund.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

--------------------------------------------------------------------------------

7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The off-balance sheet risks in these financial instruments is discussed in the notes to the Master Fund's financial statements.

8.   RISK FACTORS

The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act. These Portfolio Funds invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage that may involve significant risks. The risk factors attributable to these financial instruments are discussed in the notes to the Master Fund's financial statements.

An investment in the Master Fund is a highly illiquid investment and involves a substantial degree of risk. The Master Fund is also subject to the risk that should it decide to sell an illiquid Portfolio Fund when a ready buyer is not available at a price the Investment Adviser deems representative of its value, the value of the Master Fund's members' capital could be adversely affected.

9.   CONCENTRATION AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, Offshore Fund or Master Fund, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

10.  CAPITAL UNIT TRANSACTIONS

Transactions in units were as follows:


                                                         For the Year Ended         For the Year Ended
                                                           March 31, 2008             March 31, 2007
                                                         ------------------         ------------------
 Number of units issued                                      256,406.973                27,582.329
 Number of units redeemed                                     (2,385.522)             (340,420.783)
                                                             -----------               -----------
 Net increase (decrease) in units outstanding                254,021.451              (312,838.454)
 Units outstanding, beginning of year                        127,252.102               440,090.556
                                                             -----------               -----------
 Units outstanding, end of year                              381,273.553               127,252.102
                                                             ===========               ===========

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

--------------------------------------------------------------------------------

11.  FINANCIAL HIGHLIGHT INFORMATION


                                                         For the Year            For the Year            For the Year
                                                            Ended                    Ended                   Ended
                                                        March 31, 2008          March 31, 2007        March 31, 2006 (a)
                                                        --------------          --------------        ------------------
PER UNIT OPERATING PERFORMANCE:
  Net asset value, beginning of year                        $117.81                 $112.53               $100.00
                                                            -------                 -------               -------
  Income from investment operations:
     Net investment loss (b)  (d)  (e)                        (1.84)                  (1.35)                (0.95)
     Net realized and unrealized gain on
        investments                                            6.61                    6.63                 13.45
                                                            -------                 -------               -------
     Total from investment operations                          4.77                    5.28                 12.50
     Capital contribution by Investment Adviser (b)              --                      --                  0.03
                                                            -------                 -------               -------
     Total increase in net asset value                         4.77                    5.28                 12.53
                                                            -------                 -------               -------
  Net asset value, end of year                              $122.58                 $117.81               $112.53
                                                            =======                 =======               =======
TOTAL RETURN                                                   4.05%                   4.69%                12.53% (c)
                                                            =======                 =======               =======


The ratios below are calculated by dividing total income or expenses as applicable by the average of total monthly members' capital.


                                                         For the Year            For the Year            For the Year
                                                            Ended                    Ended                   Ended
                                                        March 31, 2008          March 31, 2007        March 31, 2006 (a)
                                                        --------------          --------------        ------------------
 RATIOS/SUPPLEMENTAL DATA:
 RATIOS TO AVERAGE MEMBERS' CAPITAL:
     Operating expenses (d)                                    2.37%                   1.72% (i)             1.83% (i)
     Expense reimbursement                                    (0.50)%                 (0.15)%               (0.58)% (g)
                                                               ----                    ----                  ----
     Net expenses (d)                                          1.87%                   1.57%                 1.25% (g)
     Net investment loss (d) (e)                              (1.50)%                 (1.20)%               (0.88)%

 PORTFOLIO TURNOVER (f)                                       34.46%                  11.17%                44.86%

 MEMBERS' CAPITAL, END OF YEAR (000's)                      $46,736                 $14,991               $49,523

 AVERAGE MEMBERS' CAPITAL (h) (000's)                       $27,446                 $48,680               $24,441


(a) April 1, 2005, commencement of operations.
(b) Calculated using average units outstanding during the year.
(c) Includes 0.03% from capital contributions by the Investment Adviser.
(d) Includes  expenses  allocated from the Master Fund,  including  taxes withheld on U.S. source income (see Note
    2(c)). Such withholding taxes are not subject to the Expense Limitation Agreement.
(e) Includes income allocated from the Master Fund.
(f) The  percentage  reflects  the  portfolio  turnover  rate of the  Master  Fund,  in which  the  Fund  invested substantially all of its investable assets.
(g) The expense reimbursement  includes voluntary  reimbursements made by the Investment Adviser with the approval of the Board. If such voluntary reimbursements were not made, the net expense ratio would be higher.
(h) Average members'  capital is the average of the monthly  members'  capital  balances  throughout the year.
(i) Operating  expenses  reflect the waiver by the  Investment  Adviser of the Services  Fee.  Had the  Investment
    Adviser not waived such fee, the operating expense ratio would be higher.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

At a meeting held in person on March 11, 2008, the Board discussed the materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Credit Suisse Funds by the Investment Adviser. The Board also considered the proposed fees to be charged under the advisory agreements, as well as each Master Fund's performance, and reviewed the comparative fee and performance data previously provided by the Investment Adviser. The Independent Board Members reviewed reports from third parties and management about the foregoing factors. The Board did not consider any single factor as controlling in determining whether or not to renew the Investment Advisory Agreements (the "Advisory Agreements"). Nor are the items described herein all encompassing of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser to each Master Fund under the Advisory Agreements, including the selection of Portfolio Funds, allocation of each Master Fund's assets among, and monitoring performance of, Portfolio Funds, evaluation of risk exposure of Portfolio Funds and reputation, experience and training of Portfolio Funds' Managers, management of short-term cash and operations of each Portfolio Fund, and day-to-day portfolio management and general due diligence examination of Portfolio Funds before and after committing assets of each Master Fund for investment. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Adviser under the Advisory Agreements, including, among other things, providing to each of the Credit Suisse Funds office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Investment Adviser who provide the investment advisory and administrative services to each Master Fund. The Board determined that the Investment Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Investment Adviser's compliance policies and procedures, including the procedures used to determine the fair value of each Master Fund's Portfolio Fund assets. The Board concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the performance of each Master Fund based on information provided by the Investment Adviser that showed (i) each Master Fund's historical performance as of September 30, 2007 compared to various diversified hedge fund indices, and (ii) each Master Fund's return for its most recent fiscal year as compared to the return of other comparable registered funds-of-hedge-funds for their most recent fiscal years. The Board considered each Master Fund's positive performance since inception and the relative lack of correlation of such performance to fixed income or equity indices generally. The Board concluded that each Master Fund's performance was satisfactory.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

--------------------------------------------------------------------------------

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the advisory fee rate and total expense ratio of each Master Fund. The Board also reviewed the annual Services Fee of 0.35% for Credit Suisse Alternative Capital Multi-Strategy Fund, LLC and Credit Suisse Alternative Capital Long/Short Equity Fund, LLC (the "Feeder Funds") and 0.10% for Credit Suisse Alternative Capital Multi-Strategy Institutional Fund, LLC and Credit Suisse Alternative Capital Long/Short Equity Institutional Fund, LLC (the "Institutional Feeder Funds"). The Board noted that the Investment Adviser had contractually agreed to renew the "Expense Limitation Agreement" which limits total annualized expenses of the Feeder Funds to 2.25% (including the Member Servicing Fee) and Institutional Feeder Funds to 1.50%. The Board compared the advisory fees and total expense ratio for each of the Credit Suisse Funds with various comparative data, including a report prepared by the Investment Adviser comparing the fees payable by each of the Credit Suisse Funds to those payable by other comparable registered funds-of-hedge-funds. The Board noted that the fees payable to the Investment Adviser, were lower than or comparable to the fees payable to the advisers of most comparable registered funds-of-hedge-funds. The Board concluded that the advisory fees paid by the Master Funds and total expense ratio of each of the Credit Suisse Funds were reasonable and satisfactory in light of the services provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of each Master Fund's management fee schedule under the Advisory Agreements and noted that it does not include any breakpoints. The Board considered each Master Fund's advisory fee of 1.00% and concluded that the fee was reasonable and satisfactory in light of the services provided. The Board also determined that, given the relative size of each Master Fund, economies of scale were not present or were not a significant factor at this time.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Adviser and its affiliates during the previous year from the Investment Adviser's relationship with each of the Credit Suisse Funds. The Board noted that the Investment Adviser has not realized a profit with respect to the Credit Suisse Funds but operates profitable lines of advisory business in other respects. Based on their review of the information they received, the Board concluded that there were no profits earned yet by the Investment Adviser and its affiliates.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of each Master Fund and its members to approve the renewal of the Advisory Agreements for an additional annual term.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION PERTAINING TO THE BOARD OF MANAGERS AND OFFICERS OF THE FUND IS SET
-------------------------------------------------------------------------------
FORTH BELOW.
------------

BOARD OF MANAGERS
-----------------

Name, Address, Age,                                               Number of
Position with the                                                 Affiliated           Other
Company and Length of         Principal Occupation(s) During      Funds Overseen       Directorships
Time Served                   the Past Five Years                 by Manager           Held by Managers
--------------------------    --------------------------------    -----------------    --------------------------
Egidio Robertiello*           Managing Director and Head of       6                    None
c/o Credit Suisse             the Multi Manager Portfolios
Alternative Capital, Inc.     Americas business (2008);
11 Madison Avenue             Global Head of Multi Manager
New York, NY 10010            Portfolios (2007); Head of
Age 54                        Hedge Fund Research and
Manager, President and        Selection, Credit Suisse
Chairman                      Alternative Capital, Inc.
Since February 2007           (since 2006); Senior Managing
                              Director of Investments and
                              Research, Asset Alliance Corp.
                              (2004-2006); Managing
                              Director, Blackstone
                              Alternative Asset Management,
                              an affiliate of Blackstone,
                              (2001-2004).

Charles A. Hurty              Independent Business                                     Manager and
c/o Credit Suisse             Consultant (since 2001);            6                    Audit Committee
Alternative Capital, Inc.     Partner, KPMG LLP (accounting                            Chairman, GMAM
11 Madison Avenue             firm) (1993-2001; with KPMG                              Absolute Return
New York, NY 10010            LLP since 1968).                                         Strategies; Director and
Age 64                                                                                 Audit Committee
Manager and Audit                                                                      Chairman, Citigroup
Committee                                                                              Alternative Investments
Chairman                                                                               Multi-Advisor Hedge Fund
Since March 2005                                                                       Portfolios; Director,
                                                                                       iShares Trust and
                                                                                       iShares, Inc.

Philip B. Chenok              Professor of Accountancy,
c/o Credit Suisse             Berkeley College (2002-2007);       6                    None
Alternative Capital, Inc.     Adjunct Professor of
11 Madison Avenue             Accountancy, New York
New York, NY 10010            University, Stern School of
Age 72                        Business (1995-2001).
Manager and Audit             President and CEO, American
Committee                     Institute of Certified
Member                        Public Accountants (1980-1995).
Since March 2005

Karin B. Bonding              President, Capital Markets                               Trustee, Brandes
c/o Credit Suisse             Institute, Inc. (1996-2006);        6                    Investment Trust
Alternative Capital, Inc.     Faculty Member and Lecturer,
11 Madison Avenue             University of Virginia (since
New York, NY 10010            1995); Visiting Professor,
Age 68                        China Europe International
Manager and Audit             Business School  (Shanghai,
Committee                     China) (1999, 2002, 2003) and
Member                        The Institute of Industrial
Since March 2005              Policy Studies (Seoul, Korea)
                              (2001).

* - Manager who is an "interested person" of the Fund, as defined in the 1940 Act.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

--------------------------------------------------------------------------------


OFFICERS
--------

Name, Address, Age, Position with the Company and             Principal Occupation(s) During the Past
Length of Time Served                                         Five Years
---------------------------------------------------------     ------------------------------------------------
Sandra DeGaray                                                Director, Credit Suisse Securities (USA) LLC
c/o Credit Suisse Alternative Capital, Inc.                   (January 2007 - Present); Vice President
11 Madison Avenue                                             (September 2004 - December 2006); Citigroup
New York, NY 10010                                            Asset Management Inc., (November 2000 - August
Age 39                                                        2004)
Chief Financial Officer and
Treasurer
Since August 2007

Kenneth J. Lohsen                                             Managing Director, Credit Suisse Securities
c/o Credit Suisse Alternative Capital, Inc.                   (USA) LLC (since 2004); Director (1997-2004).
11 Madison Avenue
New York, NY 10010
Age 49
Assistant Treasurer
Since March 2006

Michael Bessel                                                Director, Credit Suisse Securities (USA) LLC
c/o Credit Suisse Alternative Capital, Inc.                   (October 2006 - Present);
11 Madison Avenue                                             Chief Compliance Officer, TRG Management LP,
New York, NY 10010                                            (September 2005 - September 2006);
Age 45                                                        Chief Compliance Officer, GAM USA Inc., (May
Chief Compliance                                              2002 - September 2005).
Officer
Since October 2006

Michael Ponder                                                Vice President, Credit Suisse Securities (USA)
c/o Credit Suisse Alternative Capital, Inc.                   LLC (since 2007); Attorney, Willkie Farr &
11 Madison Avenue                                             Gallagher LLP (2006-2007); Shearman & Sterling
New York, NY 10010                                            LLP (2005-2006); Seward & Kissel LLP
Age 34                                                        (2003-2005); Sutherland Asbill & Brennan LLP
Secretary                                                     (2000-2003).
Since July 2007

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------

The Fund invests in the Master Fund, which in turn invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds" ("Hedge Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Master Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy-voting responsibilities to the Investment Adviser. The Investment Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Master Fund and the interests of the Investment Adviser and its affiliates.

A description of the Investment Adviser's Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-910-2732, and (ii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1-800-910-2732 and (ii) on the SEC's website at www.sec.gov.


AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

       CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

                              FINANCIAL STATEMENTS

                       FOR THE YEAR ENDED MARCH 31, 2O08

       CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC
                              FINANCIAL STATEMENTS





                                    CONTENTS



Report of Independent Registered Public Accounting Firm.................       1

Schedule of Investments .................................................      2

Statement of Assets, Liabilities and Members' Capital....................      5

Statement of Operations..................................................      6

Statement of Changes in Members' Capital.................................      7

Statement of Cash Flows..................................................      8

Notes to Financial Statements............................................      9

Approval of Investment Advisory Agreements (unaudited)...................     18

Fund Management (unaudited)..............................................     20

Other Information (unaudited)............................................     22

[LOGO OMITTED]

--------------------------------------------------------------------------------
                                                      PRICEWATERHOUSECOOPERS LLP
                                                      PricewaterhouseCoopers LLP
                                                      300 Madison Avenue
                                                      New York NY 10017
                                                      Telephone (646) 471 3000
                                                      Facsimile (813) 286 6000



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Managers and Members of
Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC

In our opinion, the accompanying statement of assets, liabilities and member's capital, including the schedule of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC (the "Fund") at March 31, 2008, the results of its operations and its cash flows for the year then ended, and the changes in its members' capital for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the Portfolio Funds, provide a reasonable basis for our opinion.





/s/ PricewaterhouseCoopers LLP
----------------------------------
May 30, 2008

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008
--------------------------------------------------------------------------------


INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:


[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

Convertible Arbitrage              3.99%
Emerging Markets                  11.91%
Equity Long/Short                 32.16%
Event Driven                      11.43%
Global Macro                      17.54%
Managed Futures                    7.12%
Multi-Strategy                     6.49%
Other                              9.36%
----------------------------------------

                                                                          PERCENTAGE
                                                                          OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS(1) (2) (3) 78.76%       LIQUIDITY (4)        CAPITAL             COST                  FAIR VALUE (5)
CONVERTIBLE ARBITRAGE
Aristeia International Limited                           Quarterly           3.14%             $ 4,750,000              $ 5,798,534
                                                                           -------             -----------              -----------
                                                                             3.14%               4,750,000                5,798,534
                                                                           -------             -----------              -----------
EMERGING MARKETS
The Rohatyn Group Global Opportunity Partners, L.P.
    Side Pocket                                             (6)              0.08%                      --                  145,296
Pharo Macro Fund, Ltd                                    Quarterly           3.53%               6,000,000                6,529,015
Spinnaker Global Opportunity Fund, Ltd.                  Quarterly           3.34%               4,062,733                6,170,912
The Tantallon Fund, L.P.                                  Monthly            2.43%               5,000,000                4,483,582
                                                                           -------             -----------              -----------
                                                                             9.38%              15,062,733               17,328,805
                                                                           -------             -----------              -----------
EQUITY LONG/SHORT
Glenview Institutional Partners, L.P.
    Regular Interest                                     Quarterly           2.67%               4,163,419                4,941,823
    Side Pocket                                             (6)              0.16%                 336,581                  290,660
Hachiman Japan Fund                                       Monthly            2.69%               5,000,000                4,966,863
Highbridge Long/Short Equity Fund, L.P.                  Quarterly           4.87%               9,000,000                8,994,526
Lansdowne UK Equity Fund, L.P.                            Monthly            2.85%               3,000,000                5,261,382
Torrey Pines Fund, LLC                                   Quarterly           3.97%               7,000,000                7,336,997
Tosca                                                    Quarterly           4.13%               6,325,905                7,624,942



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

                                                                          PERCENTAGE
                                                                          OF MEMBERS'
                                                       LIQUIDITY (4)        CAPITAL             COST                  FAIR VALUE (5)
EQUITY LONG/SHORT (CONTINUED)
Viking Global Equities L.P.                              Annually            3.99%             $ 6,000,000              $ 7,371,945
                                                                           -------             -----------              -----------
                                                                            25.33%              40,825,905               46,789,138
                                                                           -------             -----------              -----------
EVENT DRIVEN
GoldenTree Partners, L.P.                                Quarterly           4.08%               6,584,849                7,537,521
Perry Partners, L.P.
    Regular Interest                                     Annually            1.89%               2,841,115                3,498,960
    Side Pocket                                             (6)              0.27%                 456,923                  497,383
Silver Point Capital Fund, L.P.
    Side Pocket                                             (6)              0.09%                      --                  158,677
York Capital Management, L.P.                            Annually            2.67%               3,475,073                4,932,245
                                                                           -------             -----------              -----------
                                                                             9.00%              13,357,960               16,624,786
                                                                           -------             -----------              -----------
GLOBAL MACRO
Bridgewater Pure Alpha Fund II, LLC                       Monthly            4.10%               6,881,732                7,574,750
Remington Investment Strategies, L.P.                    Quarterly           5.22%               4,230,771                9,645,468
The Tudor BVI Global Fund, L.P.                          Quarterly           4.50%               5,537,905                8,307,485
                                                                           -------             -----------              -----------
                                                                            13.82%              16,650,408               25,527,703
                                                                           -------             -----------              -----------
MANAGED FUTURES
Touradji Global Resources Fund, L.P.                     Quarterly           2.97%               3,500,000                5,478,675
Royal Coachman L.P. (7)                                   Monthly            2.64%               5,000,000                4,882,643
                                                                           -------             -----------              -----------
                                                                             5.61%               8,500,000               10,361,318
                                                                           -------             -----------              -----------
MULTI-STRATEGY
Amaranth Capital Partners, LLC
    Regular Interest                                        (8)              0.13%               2,808,583                  237,505
    Side Pocket                                           (6) (8)            0.26%                 378,367                  492,282

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

                                                                          PERCENTAGE
                                                                          OF MEMBERS'
                                                       LIQUIDITY (4)        CAPITAL             COST                  FAIR VALUE (5)
MULTI-STRATEGY (CONTINUED)
Stark Investments Limited Partnership
    Regular Interest                                     Quarterly           4.31%             $ 7,471,393            $   7,959,198
    Side Pocket                                             (6)              0.41%                 663,948                  759,735
                                                                           -------             -----------            -------------
                                                                             5.11%              11,322,291                9,448,720
                                                                           -------             -----------            -------------
OTHER
Vicis Capital Fund                                       Quarterly           3.44%               6,000,000                6,365,341
FrontPoint Utility and Energy Fund, L.P.                 Quarterly           3.93%               7,500,000                7,256,090
                                                                           -------             -----------            -------------
                                                                             7.37%              13,500,000               13,621,431
                                                                           -------             -----------            -------------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $123,969,297)                                                              $ 145,500,435

OTHER ASSETS, LESS LIABILITIES 21.24%                                                                                    39,242,938
                                                                                                                      -------------
MEMBERS' CAPITAL 100%                                                                                                 $ 184,743,373
                                                                                                                      =============

(1)    Fair valued investments.
(2) Securities are issued in private placement transactions and as such are restricted as to resale.
(3)    Non-income producing securities.
(4) Available frequency of redemptions after expiration of lock-up provisions, where applicable. Certain investments are subject to lock-up provisions up to 34 months.
(5)    See Note 2(a) regarding Portfolio Fund Valuations.
(6) Side pocket investments are not redeemable until they are realized or converted to regular interests in the Portfolio Fund by the Portfolio Fund Manager (see Note 2(a)).
(7)    Affiliated Portfolio Fund.


       AFFILIATED ISSUERS
       ------------------
       An affiliated Portfolio Fund is a Portfolio Fund in which the Master Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with Portfolio Funds which are or were affiliates are as follows:

                                                    Value at                                                   Value at
       Affiliate                                  April 1, 2007       Purchases       Sales Proceeds        March 31, 2008
       ------------------------------------     ----------------    --------------   ----------------   -----------------------
       GMN Partners L.P.                           $ 4,179,683        $        --       $ 3,416,695           $        --
       Royal Coachman L.P.                         $        --        $ 5,000,000       $        --           $ 4,882,643
       Whitney New Japan Partners, L.P.            $ 3,284,483        $        --       $ 3,696,664           $        --

(8)    Portfolio Fund in liquidation.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL AT MARCH 31, 2008
--------------------------------------------------------------------------------

ASSETS
Investments in Portfolio Funds, at fair value (cost $118,969,297)              $  140,617,792
Investment in Affiliated Portfolio Fund, at fair value (cost $5,000,000)            4,882,643
Cash                                                                                6,585,589
Receivable for Portfolio Funds sold                                                25,813,908
Investments in Portfolio Funds paid in advance                                      9,500,000
Interest receivable                                                                    26,017
Other assets                                                                            5,687
                                                                               --------------
       TOTAL ASSETS                                                               187,431,636
                                                                               --------------
LIABILITIES

Payable for fund units redeemed                                                     2,075,407
Management fees payable                                                               466,509
Professional fees payable                                                             113,127
Accounting and administration fees payable                                             30,616
Other liabilities                                                                       2,604
                                                                               --------------
       TOTAL LIABILITIES                                                            2,688,263
                                                                               --------------
             MEMBERS' CAPITAL                                                  $  184,743,373
                                                                               ==============

Units Outstanding ($0.01 par value; unlimited number of
units authorized)                                                               1,475,963.604

Net Asset Value per Unit (Offering and Redemption price per Unit)              $       125.17



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest                                                                                 $   534,557
                                                                                             -----------
EXPENSES
    Management fees                                                                            1,543,547
    Accounting and administration fees                                                           170,836
    Professional fees                                                                            150,094
    Board of Managers' fees                                                                       13,500
    Custodian fees                                                                                11,693
    Miscellaneous fees                                                                            24,624
                                                                                             -----------
       TOTAL EXPENSES                                                                          1,914,294
                                                                                             -----------
       NET INVESTMENT LOSS                                                                    (1,379,737)
                                                                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO FUNDS
       Net realized gain on Portfolio Funds                                                    5,589,461
       Net realized loss on Affiliated Portfolio Funds                                           (64,707)
       Net change in unrealized appreciation/depreciation on Portfolio Funds                     440,747
       Net change in unrealized appreciation/depreciation on Affiliated Portfolio Funds         (403,457)
                                                                                             -----------
NET REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS                                            5,562,044
                                                                                             -----------
NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                                   $ 4,182,307
                                                                                             ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                              FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                                                                 MARCH 31, 2008        MARCH 31, 2007
                                                                              --------------------  -------------------
INCREASE (DECREASE) IN MEMBERS' CAPITAL FROM OPERATIONS
     Net investment loss                                                        $  (1,379,737)          $ (1,232,227)
     Net realized gain on Portfolio Funds                                           5,524,754              4,383,556
     Net change in unrealized appreciation/depreciation on Portfolio Funds             37,290              3,551,539
                                                                                -------------           ------------

     NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                     4,182,307              6,702,868
                                                                                -------------           ------------
MEMBERS' CAPITAL TRANSACTIONS
     Capital contributions                                                         87,126,859             10,017,559
     Capital withdrawals (Note 10)                                                 (5,720,181)           (54,064,248)
                                                                                -------------           ------------
     NET INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM
        CAPITAL TRANSACTIONS                                                       81,406,678            (44,046,689)
                                                                                -------------           ------------
TOTAL INCREASE (DECREASE) IN MEMBERS' CAPITAL                                      85,588,985            (37,343,821)

MEMBERS' CAPITAL, BEGINNING OF YEAR                                                99,154,388            136,498,209
                                                                                -------------           ------------
MEMBERS' CAPITAL, END OF YEAR                                                   $ 184,743,373           $ 99,154,388
                                                                                =============           ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH
CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES
   Net increase in members' capital resulting from operations                             $ 4,182,307
   Adjustments to reconcile net increase in members' capital resulting from operations to net cash used by operating activities:
      Purchases of Portfolio Funds                                                        (99,000,000)
      Sales of Portfolio Funds                                                             46,397,833
      Decrease in interest receivable                                                          15,400
      Decrease in receivable from affiliates                                                   31,946
      Increase in other assets                                                                 (5,687)
      Increase in management fees payable                                                     132,124
      Increase in professional fees payable                                                    12,074
      Increase in accounting and administration fees payable                                   18,363
      Decrease in other liabilities                                                              (970)
      Net realized gain on Portfolio Funds                                                 (5,589,461)
      Net realized loss on Affiliated Portfolio Funds                                          64,707
      Net change in unrealized appreciation/depreciation on Portfolio Funds                  (440,747)
      Net change in unrealized appreciation/depreciation on Affiliated Portfolio Funds        403,457
                                                                                          -----------
       NET CASH USED BY OPERATING ACTIVITIES                                              (53,778,654)
                                                                                          -----------
CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES
   Capital contributions                                                                   87,126,859
   Capital withdrawals                                                                    (39,873,791)
                                                                                          -----------
       NET CASH PROVIDED BY FINANCING ACTIVITIES                                           47,253,068
                                                                                          -----------
NET DECREASE IN CASH                                                                       (6,525,586)
Cash at beginning of year                                                                  13,111,175
                                                                                          -----------
Cash at end of year                                                                       $ 6,585,589
                                                                                          ===========
SUPPLEMENTAL DISCLOSURE OF NON-CASH ITEMS:
         Investment in Bridgewater Pure Alpha Trading Company, Ltd.
         transferred to Bridgewater Pure Alpha Fund II, LLC                               $ 6,881,732


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008
--------------------------------------------------------------------------------

1.   ORGANIZATION

Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC (the "Master Fund") was formed on December 15, 2004, in the State of Delaware as a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Master Fund seeks to maximize its risk-adjusted performance by investing in pooled investment vehicles (collectively, "Portfolio Funds"). The Master Fund seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Fund Managers"), and by maintaining diversified exposure to a number of Portfolio Funds employing different strategies and opportunistically adjusting its strategy allocations based upon Credit Suisse Alternative Capital Inc.'s (the "Investment Adviser") evaluation of the relative prospects and risks. The Master Fund commenced operations on April 1, 2005 and its fiscal year ends March 31.

The Master Fund is managed by a Board of Managers ("Board") that is comprised of a majority of independent managers. The Board has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members (the "Members").

The Master Fund is one of two master funds registered under the 1940 Act managed by the Board. Each of these master funds utilizes a master feeder fund structure in which there are two registered feeder funds investing in each of the master funds. In total there are six registered funds, including master funds and feeder funds, each registered under the 1940 Act, that are managed by the Board (the "Credit Suisse Funds"). In addition, there is one unregistered feeder fund (the "Private Fund") investing in the Master Fund.

On March 11, 2008, the Board approved a one-year extension of the investment advisory agreement between the Master Fund and the Investment Adviser. The Investment Adviser, a Delaware corporation and an affiliate of Credit Suisse Securities (USA), LLC and Credit Suisse Asset Management Securities, Inc., is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Commodity Futures Trading Commission as a "commodity pool operator", and is a member of the National Futures Association. The Investment Adviser, pursuant to the terms of the investment advisory agreement, will direct the Master Fund's investment programs. The Board has approved advisory agreements with the Investment Adviser relating to both of the master funds included in the Credit Suisse Funds.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Master Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make assumptions and use estimates that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A.   VALUATION

The net asset value per unit of the Master Fund is determined by or at the direction of the Investment Adviser as of the last business day of each month in accordance with the valuation policy set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Master Fund's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the Portfolio Fund Managers. The Board has approved procedures pursuant to which the Master Fund values its investments in Portfolio Funds at fair value. The fair value of the Master Fund's interest in a Portfolio Fund will represent the amount that the Master Fund could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed and which may be significant based on liquidity terms of the Portfolio Funds) from a Portfolio Fund or from a third party if the Master Fund's interest were redeemed or sold at the time of valuation, based on information available at that time, which the Investment Adviser reasonably believes to be reliable. In accordance with the Master Fund's valuation procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported by the Portfolio Fund or the Portfolio Fund's administrator to the Master Fund or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to independently confirm the accuracy of valuation calculations provided by the Portfolio Fund Managers.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments of the Master Fund with a value of $145,500,435, which are 100% of the Master Fund's investments at March 31, 2008, have been fair valued and are illiquid and restricted as to resale or transfer as described above.

Some of the Portfolio Funds may invest all or a portion of their assets in so-called "side pockets", sub funds within the Portfolio Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Portfolio Funds may provide. Should the Master Fund seek to liquidate its investment in a Portfolio Fund that maintains these investments in a side pocket arrangement or that holds substantially all of its assets in illiquid securities, the Master Fund might not be able to fully liquidate its investment without delay, that could be considerable. In such cases, during the period until the Master Fund is permitted to fully liquidate its interest in the Portfolio Fund, the value of its investment could fluctuate.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the effective date (the date the subscription/redemption is effective). Interest income is recorded on the accrual basis. The Portfolio Funds generally do not make regular cash distributions of income and gains and are generally considered non-income producing securities. The Master Fund records a realized gain or loss on its investments in Portfolio Funds only to the extent that the cost of such investment, as well as any side pocket investment, has been fully recovered through previous redemptions from its investment in such Portfolio Fund.

C.   FUND EXPENSES

The Master Fund bears all expenses incurred in the business of the Master Fund. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and administration fees; custodial fees; insurance; auditing and tax preparation fees; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

D.   INCOME TAXES

The Master Fund intends to operate as a partnership for Federal income tax purposes. Accordingly, no provision for Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return, its distributive share of the Master Fund's taxable income or loss. On behalf of the Master Fund's foreign members, the Master Fund withholds and pays taxes on certain U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempt from withholding under the Internal Revenue Code and Regulations thereunder.

In June 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Master Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Management has determined that the adoption of the Interpretation did not have a material impact to the Master Fund's financial statements. However, management's conclusions regarding the Interpretation will be subject to review and may be adjusted at a later date based on factors, including but not limited to, on-going analyses of changes in tax laws, regulations and interpretations thereof.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E.   CASH

Cash includes amounts held in an interest bearing overnight account. At March 31, 2008, the Master Fund held $6,585,589 in an interest bearing cash account at PNC Bank, an affiliate of the Master Fund's administrator (see Note 5).

3.   NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement of Financial Accounting Standards 157, "Fair Value Measurements", ("Statement 157"), which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of Statement 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Statement 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which Statement 157 is initially applied. Management continues to evaluate the application of Statement 157 to the Master Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Master Fund's financial statements.

4.   ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

Allocation periods begin on the day after the last day of the preceding allocation period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. Net profits or net losses of the Master Fund for each allocation period will be allocated among and credited to or debited from the capital accounts of the Members in accordance with their respective unit ownership for such fiscal period.

5. INVESTMENT ADVISORY SERVICES, TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER

The Investment Adviser provides certain management and administration services to the Master Fund, including, among other things, providing day-to-day investment decisions and general management of investments in accordance with stated policies, subject to supervision of the Board and other support services. In consideration for such management services, the Master Fund pays the Investment Adviser a monthly management fee (the "Management Fee"), at an annual rate of 1.00% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests).

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY SERVICES, TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER (CONTINUED)

Each Board member who is not an employee of the Investment Adviser, or one of its affiliates, receives an annual retainer for his/her service to all of the Credit Suisse Funds of $15,000 plus a fee for each meeting attended. The Board expenses are allocated among the Credit Suisse Funds.

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Master Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Master Fund's administrator pursuant to the Administration Agreement between PFPC and the Master Fund. Under the Administration Agreement, PFPC provides administrative, accounting, investor services and regulatory administration services to the Master Fund. As compensation for services set forth herein that are rendered by PFPC during the term of the Administration Agreement, the Master Fund pays PFPC a fee for services rendered. PFPC Trust Company, an affiliate of PNC Bank, N.A., serves as custodian of the Master Fund's assets and provides custodial services to the Master Fund.

At March 31, 2008, Credit Suisse Private Equity, Inc. and the Private Fund, each an affiliate of the Investment Adviser, held an aggregate interest in the Master Fund's members' capital of $70,749,551.

6.   SECURITY TRANSACTIONS

During the year ended March 31, 2008, aggregate purchases of Portfolio Funds amounted to $89,500,000 and aggregate sales of Portfolio Funds amounted to $47,209,680.

The cost of investments in Portfolio Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Portfolio Funds. The Master Fund has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Master Fund for the year ended March 31, 2008.

7.   PORTFOLIO FUNDS

With respect to the Master Fund's investments in other registered investment companies, private investment funds, and other commingled investment vehicles, the Master Fund bears its ratable share of each such entity's expenses and would also be subject to its share of the management and performance fees, if any, charged by such entity. The Master Fund's share of management and performance fees charged by such entities is in addition to fees paid by the Master Fund to the Investment Adviser, and is not included as expenses in the statement of operations or in the expense ratios presented in the financial highlights.

As of March 31, 2008, the Master Fund had investments in Portfolio Funds valued at $145,500,435. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 4.00% (per annum) of the net assets and performance fees or allocations of up to 20.00% to 25.00% of net profits earned. The Portfolio Funds provide for periodic redemptions, with various lock-up provisions from initial investment. The liquidity provisions shown in the Schedule of Investments apply after the expiration of any lock-up provisions.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

8.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest in securities with off-balance sheet risk.

9.   RISK FACTORS

In pursuing its investment objectives, the Master Fund invests in Portfolio Funds that are not registered under the 1940 Act. These Portfolio Funds may utilize diverse investment strategies, which are not generally managed against traditional investment indices. The Portfolio Funds selected by the Master Fund will invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. Such risks arise from the volatility of the equity, fixed income, commodity and currency markets, leverage both on and off balance sheet associated with borrowings, short sales and derivative instruments, the potential illiquidity of certain instruments including emerging markets, private transactions, derivatives, and counterparty and broker defaults. Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks related to limited liquidity of the units. The Portfolio Funds provide for periodic redemptions ranging from monthly to annually, and may be subject to various lock-up provisions and early withdrawal fees.

A.   MARKET RISK

The investments of the Portfolio Funds are subject to normal market fluctuations and other risks inherent in investing in securities and there can be no assurance that any appreciation in value will occur. The value of investments can fall as well as rise and investors may not realize the amount that they invest.

B.   LIQUIDITY RISK

Although the Investment Adviser will seek to select Portfolio Funds that offer the opportunity to have their shares or units redeemed within a reasonable timeframe, there can be no assurance that the liquidity of the investments of such Portfolio Funds will always be sufficient to meet redemption requests as, and when, made.

The Investment Adviser may invest the Master Fund's assets in Portfolio Funds that invest in illiquid securities and do not permit frequent withdrawals. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause Members to incur losses because of an inability to withdraw their investments from the Master Fund during or following periods of negative performance.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

9.   RISK FACTORS (CONTINUED)

B.   LIQUIDITY RISK (CONTINUED)

An investment in the Master Fund is a highly illiquid investment and involves a substantial degree of risk. Should the Master Fund decide to sell an illiquid Portfolio Fund when a ready buyer is not available at a price the Investment Adviser deems representative of its value, the value of the members' capital could be adversely affected.

C.   CREDIT RISK

The Master Fund's investment activities expose it to credit risk on Portfolio Funds with whom they trade and will always bear the risk of settlement default.

D.   INTEREST RATE RISK

The Portfolio Funds that the Master Fund invests in may be interest rate sensitive, which means that their value and, consequently, the value of the Master Fund's investment may fluctuate as interest rates fluctuate.

E.   FOREIGN SECURITIES AND CURRENCY RISK

The Portfolio Funds may invest in the securities of foreign companies that involve special risks and considerations not typically associated with investing in U.S. companies. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies.

F.   DERIVATIVES

The Portfolio Funds may also invest in derivatives which represent agreements between the Portfolio Fund and a counterparty. Such agreements, which include forward contracts, non-exchange-traded options and swaps, usually represent an agreement between two parties to either receive or pay monies equal to the difference between a selective value or market rate and/or corresponding value or market value ("Reference Rates") upon the termination of an agreement. Such transactions can be effected on a leveraged basis which may amplify the positive or negative outcome of the change in Reference Rates.

10.  REPURCHASE OF MEMBERS' INTERESTS

The Master Fund may, at the sole discretion of the Board, offer from time to time to repurchase interests or portions of interests in the Master Fund from members pursuant to written tenders by the Members. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Adviser. The Investment Adviser expects that it will generally recommend to the Board that the Master Fund offer to repurchase a portion of the Members' interests quarterly as of the last business day of March, June, September and December.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

11.  CONCENTRATION AND INDEMNIFICATIONS

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

12.  CAPITAL UNIT TRANSACTIONS

Transactions in units were as follows:

                                                For the Year Ended      For the Year Ended
                                                  March 31, 2008          March 31, 2007
                                              ---------------------   ---------------------
Number of units issued                              691,330.550             88,226.937
Number of units redeemed                            (45,213.462)          (457,929.471)
                                                 --------------         --------------
Net increase (decrease) in units outstanding        646,117.088           (369,702.534)
Units outstanding, beginning of year                829,846.516          1,199,549.050
                                                 --------------         --------------
Units outstanding, end of year                    1,475,963.604            829,846.516
                                                 ==============         ==============

13.  FINANCIAL HIGHLIGHT INFORMATION

                                               For the Year Ended      For the Year Ended    For the Year Ended
                                                 March 31, 2008         March 31, 2007        March 31, 2006 (a)
                                               ---------------------   --------------------   ----------------------
PER UNIT OPERATING PERFORMANCE:
   Net asset value, beginning of year            $       119.49          $      113.79        $       100.00
                                                 --------------         --------------        --------------
   Income from investment operations:
     Net investment loss (b)                              (1.13)                 (1.01)                (1.07)
     Net realized and unrealized gain on
        investments                                        6.81                   6.71                 14.86
                                                 --------------         --------------        --------------
     Total from investment operations                      5.68                   5.70                 13.79
                                                 --------------         --------------        --------------
   Net asset value, end of year                  $       125.17          $      119.49        $       113.79
                                                 ==============         ==============        ==============
TOTAL RETURN                                               4.75%                  5.01%                13.79%
                                                 ==============         ==============        ==============

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

13. FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

The ratios below are calculated by dividing total income or expenses as applicable by the average of total monthly members' capital.

                                                For the Year Ended     For the Year Ended       For the  Year Ended
                                                  March 31, 2008         March 31, 2007          March 31, 2006 (a)
                                              ----------------------   ----------------------   ----------------------
RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE MEMBERS' CAPITAL:

     Operating expenses (c)                                1.25 %                 1.24 %                1.32 %
     Net investment loss (c)                              (0.90)%                (0.89)%               (1.01)%

PORTFOLIO TURNOVER                                        34.46 %                11.17 %               44.86 %

MEMBERS' CAPITAL, END OF YEAR (000'S)            $      184,743           $     99,154           $   136,498
AVERAGE MEMBERS' CAPITAL (D) (000'S)             $      152,768           $    138,759           $   124,000

(a)  April 1, 2005, commencement of operations.
(b)  Calculated using average units outstanding during the year.
(c)  Expenses of Portfolio Funds are not included in the expense ratio.
(d) Average members' capital is the average of the monthly members' capital balances throughout the year.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

At a meeting held in person on March 11, 2008, the Board discussed the materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Credit Suisse Funds by the Investment Adviser. The Board also considered the proposed fees to be charged under the advisory agreements, as well as each Master Fund's performance, and reviewed the comparative fee and performance data previously provided by the Investment Adviser. The Independent Board Members reviewed reports from third parties and management about the foregoing factors. The Board did not consider any single factor as controlling in determining whether or not to renew the Investment Advisory Agreements (the "Advisory Agreements"). Nor are the items described herein all encompassing of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser to each Master Fund under the Advisory Agreements, including the selection of Portfolio Funds, allocation of each Master Fund's assets among, and monitoring performance of, Portfolio Funds, evaluation of risk exposure of Portfolio Funds and reputation, experience and training of Portfolio Funds' Managers, management of short-term cash and operations of each Portfolio Fund, and day-to-day portfolio management and general due diligence examination of Portfolio Funds before and after committing assets of each Master Fund for investment. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Adviser under the Advisory Agreements, including, among other things, providing to each of the Credit Suisse Funds office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Investment Adviser who provide the investment advisory and administrative services to each Master Fund. The Board determined that the Investment Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Investment Adviser's compliance policies and procedures, including the procedures used to determine the fair value of each Master Fund's Portfolio Fund assets. The Board concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the performance of each Master Fund based on information provided by the Investment Adviser that showed (i) each Master Fund's historical performance as of September 30, 2007 compared to various diversified hedge fund indices, and (ii) each Master Fund's return for its most recent fiscal year as compared to the return of other comparable registered funds-of-hedge-funds for their most recent fiscal years. The Board considered each Master Fund's positive performance since inception and the relative lack of correlation of such performance to fixed income or equity indices generally. The Board concluded that each Master Fund's performance was satisfactory.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the advisory fee rate and total expense ratio of each Master Fund. The Board also reviewed the annual Services Fee of 0.35% for Credit Suisse Alternative Capital Multi-Strategy Fund, LLC and Credit Suisse Alternative Capital Long/Short Equity Fund, LLC (the "Feeder Funds") and 0.10% for Credit Suisse Alternative Capital Multi-Strategy Institutional Fund, LLC and Credit Suisse Alternative Capital Long/Short Equity Institutional Fund, LLC (the "Institutional Feeder Funds"). The Board noted that the Investment Adviser had contractually agreed to renew the "Expense Limitation Agreement" which limits total annualized expenses of the Feeder Funds to 2.25% (including the Member Servicing Fee) and Institutional Feeder Funds to 1.50%. The Board compared the advisory fees and total expense ratio for each of the Credit Suisse Funds with various comparative data, including a report prepared by the Investment Adviser comparing the fees payable by each of the Credit Suisse Funds to those payable by other comparable registered funds-of-hedge-funds. The Board noted that the fees payable to the Investment Adviser, were lower than or comparable to the fees payable to the advisers of most comparable registered funds-of-hedge-funds. The Board concluded that the advisory fees paid by the Master Funds and total expense ratio of each of the Credit Suisse Funds were reasonable and satisfactory in light of the services provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of each Master Fund's management fee schedule under the Advisory Agreements and noted that it does not include any breakpoints. The Board considered each Master Fund's advisory fee of 1.00% and concluded that the fee was reasonable and satisfactory in light of the services provided. The Board also determined that, given the relative size of each Master Fund, economies of scale were not present or were not a significant factor at this time.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Adviser and its affiliates during the previous year from the Investment Adviser's relationship with each of the Credit Suisse Funds. The Board noted that the Investment Adviser has not realized a profit with respect to the Credit Suisse Funds but operates profitable lines of advisory business in other respects. Based on their review of the information they received, the Board concluded that there were no profits earned yet by the Investment Adviser and its affiliates.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of each Master Fund and its members to approve the renewal of the Advisory Agreements for an additional annual term.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION PERTAINING TO THE BOARD OF MANAGERS AND OFFICERS OF THE FUND IS SET FORTH BELOW.
--------------------------------------------------------------------------------

BOARD OF MANAGERS
-----------------

Name, Address, Age,                                               Number of
Position with the                                                 Affiliated           Other
Company and Length of         Principal Occupation(s) During      Funds Overseen       Directorships
Time Served                   the Past Five Years                 by Manager           Held by Managers
--------------------------    --------------------------------    -----------------    --------------------------
Egidio Robertiello*           Managing Director and Head of       6                    None
c/o Credit Suisse             the Multi Manager Portfolios
Alternative Capital, Inc.     Americas business (2008);
11 Madison Avenue             Global Head of Multi Manager
New York, NY 10010            Portfolios (2007); Head of
Age 54                        Hedge Fund Research and
Manager, President and        Selection, Credit Suisse
Chairman                      Alternative Capital, Inc.
Since February 2007           (since 2006); Senior Managing
                              Director of Investments and
                              Research, Asset Alliance Corp.
                              (2004-2006); Managing
                              Director, Blackstone
                              Alternative Asset Management,
                              an affiliate of Blackstone,
                              (2001-2004).


Charles A. Hurty              Independent Business                6                    Manager and Audit Committee Chairman, GMAM
c/o Credit Suisse             Consultant (since 2001);                                 Absolute Return Strategies; Director and
Alternative Capital, Inc.     Partner, KPMG LLP (accounting                            Audit Committee Chairman, Citigroup
11 Madison Avenue             firm) (1993-2001; with KPMG                              Alternative Investments Multi-Advisor Hedge
New York, NY 10010            LLP since 1968).                                         Fund Portfolios; Director, iShares Trust and
Age 64                                                                                 iShares, Inc.
Manager and Audit
Committee
Chairman
Since March 2005


Philip B. Chenok              Professor of Accountancy,           6                    None
c/o Credit                    Berkeley College (2002-2007);
Suisse Alternative            Adjunct Professor of
Capital, Inc.                 Accountancy, New York
11 Madison Avenue             University, Stern School of
New York, NY 10010            Business (1995-2001).
Age 72                        President and CEO, American
Manager and Audit             Institute of Certified
Committee                     Public Accountants (1980-1995).
Member Since March
2005


Karin B. Bonding              President, Capital Markets          6                    Trustee, Brandes
c/o Credit Suisse             Institute, Inc. (1996-2006);                             Investment Trust
Alternative Capital, Inc.     Faculty Member and Lecturer,
11 Madison Avenue             University of Virginia (since
New York, NY 10010            1995); Visiting Professor,
Age 68                        China Europe International
Manager and Audit             Business School (Shanghai,
Committee                     China) (1999, 2002, 2003) and
Member                        The Institute of Industrial
Since March 2005              Policy Studies (Seoul, Korea)
                              (2001).


* - Manager who is an "interested person" of the Fund, as defined in the 1940
    Act.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

OFFICERS
--------

Name, Address, Age, Position with the Company and             Principal Occupation(s) During the Past Five
Length of Time Served                                         Years
---------------------------------------------------------     ------------------------------------------------
Sandra DeGaray                                                Director, Credit Suisse Securities (USA) LLC
c/o Credit Suisse Alternative Capital, Inc.                   (January 2007 - Present); Vice President
11 Madison Avenue                                             (September 2004 - December 2006); Citigroup
New York, NY 10010                                            Asset Management Inc., (November 2000 - August
Age 39                                                        2004)
Chief Financial Officer and
Treasurer
Since August 2007

Kenneth J. Lohsen                                             Managing Director, Credit Suisse Securities
c/o Credit Suisse Alternative Capital, Inc.                   (USA) LLC (since 2004); Director (1997-2004).
11 Madison Avenue
New York, NY 10010
Age 49
Assistant Treasurer
Since March 2006

Michael Bessel                                                Director, Credit Suisse Securities (USA) LLC
c/o Credit Suisse Alternative Capital, Inc.                   (October 2006 - Present);
11 Madison Avenue                                             Chief Compliance Officer, TRG Management LP,
New York, NY 10010                                            (September 2005 - September 2006);
Age 45                                                        Chief Compliance Officer, GAM USA Inc., (May
Chief Compliance                                              2002 - September 2005).
Officer
Since October 2006

Michael Ponder                                                Vice President, Credit Suisse Securities (USA)
c/o Credit Suisse Alternative Capital, Inc.                   LLC (since 2007); Attorney, Willkie Farr &
11 Madison Avenue                                             Gallagher LLP (2006-2007); Shearman & Sterling
New York, NY 10010                                            LLP (2005-2006); Seward & Kissel LLP
Age 34                                                        (2003-2005); Sutherland Asbill & Brennan LLP
Secretary                                                     (2000-2003).
Since July 2007

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------

The Master Fund invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds" ("Hedge Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Master Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy-voting responsibilities to the Investment Adviser. The Investment Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Master Fund and the interests of the Investment Adviser and its affiliates.

A description of the Investment Adviser's Policies is available (i) without charge, upon request, by calling the Master Fund toll-free at 1-800-910-2732, and (ii) on the SEC's website at www.sec.gov.

In addition, the Master Fund is required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Master Fund Form N-PX is available (i) without charge, upon request, by calling the Master Fund toll free at 1-800-910-2732 and (ii) on the SEC's website at www.sec.gov.


AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and third quarters of each fiscal year on Form N-Q. The Master Fund's Form N-Q filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12
(a)(1) to this form. There were no amendments to the code during the fiscal year ended March 31, 2008. There were no waivers from the code granted by the registrant during the fiscal year ended March 31, 2008.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has one audit committee financial expert serving on its audit committee: Charles A. Hurty. Mr. Hurty is "independent" for purposes of this item.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

    (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $16,250 for 2008 and $15,859 for 2007.

Audit-Related Fees
------------------

    (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $8,000 for 2008 and $7,500 for 2007. Services provided were for agreed upon procedures.

Tax Fees
--------

    (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $19,000 for 2008 and $12,729 for 2007. Services provided were for tax compliance services.

All Other Fees
--------------

    (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2008 and $0 for 2007.

 (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         AUDIT AND NON-AUDIT SERVICES PRE-APPROVAL POLICY (THE "POLICY")

I.  STATEMENT OF PRINCIPLES

         Under the Sarbanes-Oxley Act of 2002 (the "ACT"), the Audit Committee of the Boards of Managers of the Funds is responsible for the appointment, compensation and oversight of the services provided by the registered public accounting firm (i.e., an accounting firm that has registered with the Public Company Accounting Oversight Board) to each Fund (the "AUDITOR"). As part of this responsibility, the Audit Committee of each Fund is required to pre-approve the audit and non-audit services performed by such Fund's Auditor in order to assure that these services do not impair the Auditor's independence. In addition, these procedures also require the Audit Committee of each Fund to pre-approve non-audit services provided by the Auditor to Credit Suisse Alternative Capital, Inc. (or any subsidiary thereof) WHERE SUCH SERVICES PROVIDED HAVE A DIRECT IMPACT ON THE OPERATIONS OR FINANCIAL REPORTING of a Fund as further assurance that such services do not impair the Auditor's independence.

         The Audit Committee charter requires the Audit Committee to pre-approve all auditing and non-auditing services provided to the Funds by the Auditor, except for DE MINIMUS FEES (less than 5% of the total fees received by the Auditor in a fiscal year for the services provided to the Funds) for non-audit services which were not recognized at the time of the engagement of the Auditor to be non-audit services and which are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

         This Policy follows two different approaches to pre-approving services
(1) proposed services may be generally pre-approved ("GENERAL PRE-APPROVAL"), or
(2) proposed services will require specific pre-approval ("SPECIFIC PRE-APPROVAL"). Unless a type of service provided by the Auditor has received General Pre-Approval, it will require Specific Pre-Approval by the Audit Committee of such Fund.

         EXHIBIT A to this Policy describes the Audit, Audit-Related, Tax and All Other Services subject to General Pre-Approval, which hereby are pre-approved by the Audit Committee of each Fund. The Audit Committee of each Fund will annually review these services. It is expected that such review will occur annually at a regularly scheduled Audit Committee meeting of each Fund.

II.      AUDIT SERVICES

         Each Fund's annual audit services engagement scope and terms will be subject to Specific Pre-Approval of its Audit Committee. Audit services performed thereafter during such engagement are subject to General Pre-Approval and include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on such Fund's financial statements. The audit services subject to General Pre-Approval, which hereby are pre-approved, are set forth in EXHIBIT A.

III.     AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of each Fund's financial statements or that are traditionally performed by an independent auditor.

         The audit-related services subject to General Pre-Approval, which here are pre-approved, are set forth in EXHIBIT A.

IV.      TAX SERVICES

         The Securities and Exchange Commission (the "SEC") has stated generally that an independent auditor may provide tax services to an audit client, such as tax compliance, tax planning and tax advice, if such services do not impair the Auditor's independence. Circumstances where providing certain tax services would impair the Auditor's independence, such as representing a Fund in tax court or other situations involving public advocacy are not permitted.

         The tax services subject to General Pre-Approval, which here are pre-approved, are listed in EXHIBIT A.

V.       ALL OTHER SERVICES

         The Audit Committee of each Fund believes that other types of non-audit services may also be permitted if such non-audit services (a) are routine and recurring services, (b) would not impair the independence of the Auditor and (c) are consistent with the Act and the rules relating thereto. The Audit Committee shall consider such non-audit services as being subject to Specific Pre-Approval, and consider such services on a case by case basis.

VI.      PROHIBITED SERVICES

         The Auditor is prohibited from providing the following non-audit services to any of the Funds at any time:

         (1) Bookkeeping or other services related to the accounting records or financial statements of any of the Funds;
         (2)  Financial information systems design and implementation;
         (3) Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (4)  Actuarial services;
         (5)  Internal audit outsourcing services;
         (6)  Management functions or human resources;
         (7) Broker or dealer, investment adviser, or investment banking services;
         (8)  Legal services and expert services unrelated to the audit; and
         (9) Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

VII.     PROCEDURES

         At least annually, each Fund's Chief Financial Officer and the Auditor shall jointly submit to the Audit Committee of the Boards of Managers for approval a revised EXHIBIT A.

                                                                       EXHIBIT A


           CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY FUND, LLC,
         CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC,
    CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC, CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC,
       CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC, CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC,

       SCHEDULE OF AUDIT, AUDIT-RELATED, TAX AND OTHER NON-AUDIT SERVICES
                         SUBJECT TO GENERAL PRE-APPROVAL


------------------------------------------------------------------------------------------------------------------------------------
SERVICE                          SUMMARY OF SERVICES

------------------------------------------------------------------------------------------------------------------------------------
AUDIT SERVICES
--------------

Audit                            Recurring audit of financial statements of each Fund in accordance with generally accepted auditing standards including, but not limited to:

                                    o   Annual letter regarding such Fund's internal control to be included in the annual report to the SEC on Form N-SAR

                                    o   Review of any post-effective amendment to such Fund's registration statement on SEC Form
                                        N-2, and consent to the incorporation by reference of our report on such Fund's financial statements in such SEC filing;

                                    o   Review of such Fund portfolio's tax provision and RIC qualification calculations

                                    o   Accounting consultations and tax services required to perform an audit in accordance with generally accepted auditing standards

                                 Other audit and special reports including, but not limited to:

                                        All services relating to any subsequent filings of registration statements (including amendments thereto) for each Fund with the SEC, including issuance of auditor consents
------------------------------------------------------------------------------------------------------------------------------------
AUDIT RELATED SERVICES
----------------------

Consultations regarding          Includes consultations relating to new regulatory rules and guidance, unusual or non-recurring
accounting, operational          transactions and other regulatory or financial reporting matters which are generally non-recurring or regulatory implications,
or regulatory/compliance
matters of proposed or
actual transactions
affecting the operations
or financial reporting
------------------------------------------------------------------------------------------------------------------------------------
Other auditing procedures        Auditing procedures and special reports, including those needed for and issuance of special
purpose reports                     o   Separate audit reports in connection with 17f-2 security accounts

                                    o   Various governmental agencies, tax authorities and Fund mergers

------------------------------------------------------------------------------------------------------------------------------------
TAX SERVICES                     Recurring tax services including, but not limited to:
------------

Tax services                        o   Preparation and signing of each Fund's federal income tax returns (Form 1065, U.S. Return of
                                        Partnership Income and Schedule K-1s) and applicable state and local returns

                                    o   Review required portfolio distributions to avoid excise tax and review related excise tax returns of each Fund

------------------------------------------------------------------------------------------------------------------------------------
Consultations regarding tax      Consultations on U.S. tax matters, such as, fund reorganizations; tax basis earnings and profits
consequences of proposed or      computations; evaluating the tax characteristics of certain expenses and income items; advice on
actual transactions              accounting methods, timing issues, compliance matters and characterization issues
------------------------------------------------------------------------------------------------------------------------------------

 (e)(2)  The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  0%

                           (c)  0%

                           (d) Not applicable.

    (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

    (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $27,000 for 2008 and $75,229 for 2007.

     (h) Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Boards of Managers of each of the funds advised by Credit Suisse Alternative Capital, Inc. (the "Adviser") listed on EXHIBIT A attached hereto (each a "Fund", and collectively, the "Funds") hereby adopt the following procedures, which will apply to votes cast with respect to publicly traded companies and, to the extent applicable, to analogous actions taken with respect to investments in private companies, on behalf of each Fund.

Basic Standards
---------------

         Proxy votes may have economic value for the investors in the Funds. As a fiduciary, it is the duty of the Funds to enhance the assets of their investors, including exercising Proxy Discretion for their benefit. Accordingly, it is the policy of the Funds to exercise corporate actions and proxy voting authority ("Proxy Discretion") in a prudent and diligent manner and to make voting decisions on behalf of investors based on the reasonable judgment of the adviser to and management of the Funds of what will serve the best financial interest of the investors and without consideration of the interests of the adviser to the Funds, management of the Funds, or affiliates of the Funds. In those cases where an investor is an employee benefit plan, the beneficial owners of the security are deemed to be the participants in the employee benefit plans.

         There is no per se rule regarding the correct exercise of Proxy Discretion in every circumstance. Accordingly, the Funds have not adopted standing instructions with respect to the exercise of Proxy Discretion. Each decision must be based on an analysis and judgment of the investment professionals working on behalf of the Funds based on the particular facts and circumstances in question. Therefore, there may be occasions when different investment professionals working for the Funds and affiliates of the Funds vote differently with respect to the same proxy issue based upon different investment strategies and client guidelines and objectives.

         Because the adviser to the Funds is a part of a global financial services organization with investment banking, broker-dealer and asset management operations, the interests of affiliates of the adviser to the Funds and employees may conflict with the interests of the Funds' investors in connection with exercising Proxy Discretion. In addition, due to internal information barriers, the Funds and management of the Funds may not be able to identify all of the conflicts of interests in exercising Proxy Discretion. The Funds and the adviser to the Funds have policies and procedures designed to address such potential conflicts of interest which include among others, information barriers between the adviser to the Funds and its investment banking, broker dealer and asset management affiliates.

         In exercising Proxy Discretion, the Funds do not subordinate the economic interests of the Funds' investors to those of any other entity or interested party, including those of its adviser, or the employees, affiliates, business associates or other clients of the adviser or the Funds. There may be instances when consideration, such as waiver or amendment fees, is associated with the exercise of Proxy Discretion. Any consideration received in connection with the exercise of Proxy Discretion belongs to the Funds and not to the adviser or the affiliates or employees of the adviser.

         Clients may obtain information about how the Funds voted their proxies upon request to the Funds.

Process
-------

         Because the exercise of Proxy Discretion may expose investment professionals working on behalf of the Funds or the adviser to the Funds to material non-public information, documents related to the exercise of Proxy Discretion which are likely to or may contain material non-public information resulting in trading restrictions, should be sent to the Legal and Compliance Department of Credit Suisse ("LCD") if not already received by LCD. LCD will make an initial review to determine whether documents contain material non-public information. LCD maintains a log of the documents received with detailed information regarding LCD's evaluation of the information.

         If LCD determines that the Proxy Discretion information contains material non-public information or may otherwise raise conflict of interest issues, LCD will then follow appropriate information barrier policies.

         If a document related to the exercise of Proxy Discretion does not contain material, non-public information, LCD will forward the document to the appropriate group responsible for the exercise of Proxy Discretion (the "Group") and the appropriate analyst for consideration by such analyst. The Group is responsible for ensuring that Proxy Discretion is exercised in a timely manner and in accordance with the direction of the analyst, including the appropriate paperwork and signatures, where necessary, and processing by the Group.

         All Proxy Discretion information should be maintained by the Group and shall become part of the books and records of the Funds.

                                                                       EXHIBIT A

      LIST OF THE CREDIT SUISSE ALTERNATIVE CAPITAL, INC. REGISTERED FUNDS


MASTER FUNDS                                                                         EFFECTIVE DATE
------------                                                                         --------------
Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC                    March 28, 2005
Credit Suisse Alternative Capital Long/Short Equity Master Fund, LLC                 March 28, 2005



FEEDER FUNDS                                                                         EFFECTIVE DATE
------------                                                                         --------------
Credit Suisse Alternative Capital Multi-Strategy Fund, LLC                           March 28, 2005
Credit Suisse Alternative Capital Multi-Strategy Institutional Fund, LLC             March 28, 2005
Credit Suisse Alternative Capital Long/Short Equity Fund, LLC                        March 28, 2005
Credit Suisse Alternative Capital Long/Short Equity Institutional Fund, LLC          March 28, 2005

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 (a)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

         Mr. Egidio Robertiello is Managing Director and Head of the Multi-Manager Portfolios Americas since May 2008. Prior to that he was Global Head of the Multi-Manager Portfolios business for Credit Suisse Asset Management/Alternative Investments and has held that position since April 2007. With his team, he is in charge of portfolio definition, portfolio construction, strategy and hedge fund allocation and ongoing management of discretionary funds of hedge funds and related products. Mr. Robertiello is the chairman of the Portfolio Review Committee within the Multi-Manager Portfolio business and a voting member of the Fund Review and Strategy Review Committee. Prior to this position he was Head of Hedge Fund Research & Selection within the Multi-Manager Portfolios business and responsible for a global team of 25 Hedge Fund Research professionals that are responsible for identifying new and innovative hedge fund strategies and managers to allocate institutional client assets. In addition, his team is responsible for ongoing monitoring and due diligence on over 200 managers with current investments. Prior to joining Credit Suisse in April 2006, Mr. Robertiello held the position of Senior Managing Director of Investments and Research at Asset Alliance Corp., launching hedge fund products and overseeing multi-manager funds of hedge funds. Previously, as a Managing Director in the Blackstone Group's $8 billion fund of hedge fund affiliate, Blackstone Alternative Asset Management, he created and led the Manager Identification and Selection team.

         Lance Babbit, Senior Portfolio Management Multi-Strategies Portfolios, is the Head of Portfolio Management for the Americas and Japan - Multi-Strategies team within the Multi-Manager Portfolio business of Credit Suisse Asset Management/Alternative Investments and has held this position since March 2007. In this role, Mr. Babbit oversees Multi-Strategies Portfolios and Multi-Manager Portfolios. Mr. Babbit joined Credit Suisse from the Focus Investment Group where he was a Managing Director and the senior Portfolio Manager for their Multi-Strategies and Customized Solutions Portfolios, and was also a member of the Manager Selection and Portfolio Construction Committee. Prior to joining Focus in 2005, he spent four years at Deutsche Bank as a Senior Portfolio Manager responsible for both multi-strategy funds of hedge funds and research for Event Driven and Short Seller managers. Mr. Babbit has also worked at Banc of America in hedge fund capital introductions, and as a hedge fund analyst at both JP Morgan Chase and Weiss, Peck and Greer. Prior to his career in fund of hedge funds, he was a corporate attorney for Gersten, Savage where he advised on bankruptcy, public offerings and private placements.

         The information in this section is provided as of the date of the filing.

 (a)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

         OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
         MEMBER

         The account information listed below is as of March 31, 2008.


         --------------------------------------------------------------------------------------------------------------------
                                                                                                             Total Assets
                                                                                                              in Accounts
             Name of                                                                      No. of Accounts   Where Advisory
            Portfolio                                        Total                         Where Advisory    Fee is Based
           Manager or                                   No. of Accounts    Total Assets   Fee is Based On   On Performance
           Team Member          Type of Accounts            Managed          (000,000)      Performance        (000,000)
         --------------------------------------------------------------------------------------------------------------------
         Egidio            Registered Investment                1               $98               0               $0
         Robertiello       Companies:
         --------------------------------------------------------------------------------------------------------------------
                           Other Pooled Investment             15             $2,518              7             $1,143
                           Vehicles:
         --------------------------------------------------------------------------------------------------------------------
                           Other Accounts:                     63             $5,573             32             $2,279
         --------------------------------------------------------------------------------------------------------------------
         Lance Babbit      Registered Investment                1               $98               0               $0
                           Companies:
         --------------------------------------------------------------------------------------------------------------------
                           Other Pooled Investment             15             $2,518              7             $1,143
                           Vehicles:
         --------------------------------------------------------------------------------------------------------------------
                           Other Accounts:                     15             $1,293              1              $316
         --------------------------------------------------------------------------------------------------------------------

         POTENTIAL CONFLICTS OF INTERESTS

         The Adviser's Hedge Fund Research & Selection, Portfolio Review and Strategy Review committees (collectively the "Investment Committees") engages in side-by-side management of both registered investment funds and investment accounts which may raise potential conflicts of interest, including without limitation those associated with any difference in fee structures. Such side-by-side management may result in the Investment Committee devoting unequal time or attention to the management of each Fund and/or account. The Adviser believes, however, that the use of the Investment Committees as part of its specialist-based investment process encourages consistent portfolio management by reducing individual biases and increasing collaborative analysis. Nonetheless, certain limited investment opportunities identified by the members of the Investment Committees may be suitable for more than one Fund or other account. A Fund may not receive an allocation to such an opportunity or a Fund's allocation may be limited as a result of investments in the opportunity by other eligible Funds or accounts. To deal with these situations, the Adviser adopted procedures for allocating portfolio transactions across multiple Funds and/or accounts. Additionally, the appearance of a conflict of interest may arise in circumstances where members of the Investment committee have an incentive, which relates to the management of an account but not to all of the Funds and accounts with respect to which the Investment Committee has day-to-day management responsibility. The Adviser and the Funds have adopted certain compliance procedures designed to address these types of conflicts. However there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

 (a)(3)  COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
         MEMBERS

As of March 31, 2008, members of the Adviser's Hedge Fund Research & Selection, Portfolio Review and Strategy Review committees (collectively the "Investment Committees") receive compensation generally consisting of a base salary and an annual bonus for their services. In addition to level of responsibility and tenure, compensation of each member of each Investment Committee is linked to the profitability of the Adviser and Credit Suisse. Although each member of the Investment Committees does not have any direct participation in the performance fees pertaining to fund of Hedge Funds portfolios managed by the Adviser, because compensation is tied to the Adviser's profitability, an indirect link exists between compensation of Investment Committee members and the management and performance fees paid to the Adviser. Compensation of Investment Committee members who focus on a particular strategy is also connected to the performance of the Adviser's investments in that strategy.

As of March 31, 2008, members of the Investment Committees may allocate part of their deferred compensation and/or interest in employer sponsored benefit plans to funds of Hedge Funds managed by the Adviser. Such investment opportunities are typically also available to certain employees of Credit Suisse who are not involved in the activities of the Adviser. Such investments made by members of the Investment Committee are pooled with investments made by other Credit Suisse employees and do not receive preferential treatment.

 (a)(4)  DISCLOSURE OF SECURITIES OWNERSHIP

         The information below is provided as of March 31, 2008.

                        Name of Portfolio           Dollar ($) Range of
                           Manager or                   Fund Shares
                          Team Member               Beneficially Owned
                          -----------               ------------------

                      Egidio Robertiello                    $0
                      Lance Babbit                          $0


(b)      Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which Members may recommend nominees to the Boards implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There has been no change in Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, Registrant's process used to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Credit Suisse Alternative Capital Multi-Strategy
                           Institutional Fund, LLC
                         -------------------------------------------------------

By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date     June 9, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date     June 9, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Sandra DeGaray
                         -------------------------------------------------------
                           Sandra DeGaray, Chief Financial Officer and Treasurer (principal financial officer)

Date     June 9, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.